Management of financial risks	6 Months Ended
Jun. 30, 2021
Notes To The Financial Statements [Abstract]
Management of financial risks	Management of financial risksThe Company did not identify other risks than the ones presented in the consolidated financial statements as of and for the year ended December 31, 2020.